united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LELAND CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
	Shares		Fair Value
SHORT-TERM INVESTMENTS - 73.8%
MONEY MARKET FUND - 73.8%
	13,186,054	STIT Treasury Portfolio, Institutional Class, to yield 0.85% * (Cost $13,186,054)	$ 13,186,054

		TOTAL INVESTMENTS - 73.8% (Cost $13,186,054) (a)	$ 13,186,054
		OTHER ASSETS IN EXCESS OF LIABILITIES - 26.2%	4,687,523
		NET ASSETS - 100.0%	$ 17,873,577

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,186,054 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	-
		Net unrealized appreciation	$ -

As of June 30, 2017, the following Forward Foreign Currency contracts were open with UBS Invesment Bank:

	Forward Foreign Currency Exchange Contracts

	Foreign Currency	Settlement Date	Local Currency Amount Purchased/Sold	U.S. Dollar Market Value	Unrealized Gain/(Loss)
To Sell:
	Australian	7/21/2017	10,617,927	8,158,468	$ (143,046)
	British	7/21/2017	3,388,930	4,417,150	(78,866)
	Canadian	7/21/2017	7,314,762	10,060,212	(101,391)
	Euro	7/21/2017	7,315,120	8,364,847	(198,717)
	Japanese	7/21/2017	469,369,281	4,177,126	136,841
	New Zealand	7/21/2017	12,967,275	9,498,614	(131,392)
	Norwegian	7/21/2017	37,979,647	4,551,291	(11,457)
	Singapore	7/21/2017	20,476,070	14,877,978	3,607
	Swedish	7/21/2017	43,565,020	5,177,742	(132,193)
	Swiss	7/21/2017	7,643,712	7,982,880	(125,031)
			Unrealized loss on forward foreign currency contracts		$ (781,645)
To Buy:
	Australian	7/21/2017	14,052,288	10,797,318	$ 94,043
	British	7/21/2017	2,477,835	3,229,624	88,104
	Canadian	7/21/2017	10,998,408	8,484,855	201,926
	Euro	7/21/2017	9,785,297	11,189,497	131,006
	Japanese	7/21/2017	711,622,512	6,333,046	(54,106)
	New Zealand	7/21/2017	15,934,776	11,672,328	32,334
	Norwegian	7/21/2017	28,040,248	3,360,203	73,849
	Singapore	7/21/2017	17,521,655	12,731,292	128,976
	Swedish	7/21/2017	65,225,736	7,752,137	305,697
	Swiss	7/21/2017	10,196,778	10,649,231	72,110
			Unrealized gain on forward foreign currency contracts		$ 1,073,939

See accompanying notes to financial statements.

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Fair Value

	COMMON STOCK - 19.1%
	OIL & GAS - 3.5%
18,759	Tesoro Corp.	$ 1,755,842

	TRANSPORTATION - 15.6%
554,852	DHT Holdings, Inc.	2,302,636
213,692	Euronav NV	1,688,167
386,864	Scorpio Tankers, Inc.	1,535,850
328,309	Teekay Corp.	2,189,821
		7,716,474

	TOTAL COMMON STOCK (Cost $10,509,198)	9,472,316

	EXCHANGE TRADED FUNDS - 6.8%
	EQUITY FUNDS - 6.8%
331,931	InfraCap MLP ETF	3,352,503
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,827,619)	3,352,503

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 69.4%
	DIVERSIFIED REITS - 23.7%
368,428	Colony NorthStar, Inc.	5,191,151
74,345	Gramercy Property Trust	2,208,790
134,348	Lexington Realty Trust	1,331,389
167,336	Spirit Realty Capital, Inc.	1,239,960
215,753	Vereit, Inc.	1,756,229
		11,727,519
	HEALTHCARE REITS - 8.5%
265,230	New Senior Investment Group	2,665,561
46,662	Omega Healthcare Investors, Inc.	1,540,779
		4,206,340
	HOTEL & RESORT REITS - 9.2%
297,807	FelCor Lodging Trust, Inc.	2,147,188
81,762	Hospitality Properties Trust	2,383,362
		4,530,550
	MORTGAGE REITS - 21.4%
62,948	Blackstone Mortgage Trust, Inc.	1,989,157
335,719	New Residential Investment Corp.	5,223,788
151,201	Starwood Property Trust, Inc.	3,385,390
		10,598,335
	REGIONAL MALLS - 6.6%
76,639	GGP, Inc.	1,805,615
8,838	Simon Property Group, Inc.	1,429,635
		3,235,250

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,935,754)	34,297,994

	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUND - 3.8%
1,869,731	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 1.17% *	1,869,731
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,869,731)	1,869,731

	TOTAL INVESTMENTS - 99.1% (Cost $47,142,302) (a)	$ 48,992,544
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	460,095
	NET ASSETS - 100.0%	$ 49,452,639

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,513,829 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 3,068,921
	Unrealized depreciation	(2,590,206)
	Net unrealized appreciation	$ 478,715

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Fair Value
	COMMON STOCKS - 97.9%
	AEROSPACE/DEFENSE - 4.6%
569	Boeing Co.	$ 112,520
239	General Dynamics Corp.	47,346
270	Lockheed Martin Corp.	74,955
177	Northrop Grumman Corp.	45,438
297	Raytheon Co.	47,960
827	United Technologies Corp.	100,985
		429,204
	AGRICULTURE - 3.6%
1,589	Altria Group, Inc.	118,333
426	Archer-Daniels-Midland Co	17,628
1,257	Philip Morris International, Inc.	147,635
729	Reynolds American, Inc.	47,414
		331,010
	APPAREL - 0.6%
908	NIKE, Inc.	53,572

	AUTO MANUFACTURERS - 0.9%
2,706	Ford Motor Co.	30,280
942	General Motors Co.	32,904
67	Tesla, Inc. *	24,228
		87,412
	BANKS - 7.5%
5,134	Bank of America Corp.	124,551
529	Bank of New York Mellon Corp.	26,990
1,408	Citigroup, Inc.	94,167
204	Goldman Sachs Group, Inc.	45,268
1,796	JPMorgan Chase & Co.	164,154
787	Morgan Stanley	35,069
245	PNC Financial Services Group, Inc.	30,593
826	US Bancorp	42,886
2,294	Wells Fargo & Co.	127,110
		690,788
	BEVERAGES - 3.3%
3,191	Coca-Cola Co.	143,116
141	Constellation Brands, Inc.	27,316
1,179	PepsiCo, Inc.	136,163
		306,595
	BIOTECHNOLOGY - 2.1%
348	Amgen, Inc.	59,936
106	Biogen, Inc. *	28,764
438	Celgene Corp. *	56,883
712	Gilead Sciences, Inc.	50,395
		195,978
	BUILDING MATERIALS - 0.6%
641	Johnson Controls International plc	27,794
60	Martin Marietta Materials, Inc.	13,355
122	Vulcan Materials Co.	15,455
		56,604
	CHEMICALS - 3.9%
216	Air Products & Chemicals, Inc.	30,901
1,301	Dow Chemical Co.	82,054
791	EI du Pont de Nemours & Co.	63,842
328	LyondellBasell Industries NV	27,680
475	Monsanto Co.	56,221
278	PPG Industries, Inc.	30,569
278	Praxair, Inc.	36,849
88	Sherwin-Williams Co.	30,884
		359,000
	COMMERCIAL SERVICES - 1.5%
286	Automatic Data Processing, Inc.	29,304
283	Ecolab, Inc.	37,568
695	PayPal Holdings, Inc. *	37,301
261	S&P Global, Inc.	38,103
		142,276

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	COMPUTERS - 3.4%
388	Accenture PLC - Cl. A	$ 47,988
1,118	Apple, Inc. +	161,014
384	Cognizant Technology Solutions Corp. - Cl. A	25,498
549	International Business Machines Corp.	84,453
		318,953
	COSMETICS/PERSONAL CARE - 2.6%
727	Colgate-Palmolive Co.	53,892
2,101	Procter & Gamble Co. +	183,102
		236,994
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
383	American Express Co.	32,264
64	BlackRock, Inc. - Cl. A	27,034
604	Charles Schwab Corp.	25,948
577	MasterCard, Inc. - Cl. A	70,077
1,152	Visa, Inc. - Cl. A	108,035
		263,358
	ELECTRIC - 1.7%
212	American Electric Power Co., Inc.	14,728
258	Dominion Resources, Inc.	19,770
304	Duke Energy Corp.	25,411
137	Edison International	10,712
424	Exelon Corp.	15,294
188	NextEra Energy, Inc.	26,344
218	PG&E Corp.	14,469
293	PPL Corp.	11,327
429	Southern Co.	20,540
		158,595
	ELECTRONIC COMPONENTS & EQUIPEMENT - 0.4%
673	Emerson Electric Co.	40,124

	ELECTRONICS - 1.1%
785	Honeywell International, Inc.	104,633

	FOOD - 2.0%
446	General Mills, Inc.	24,708
795	Kraft Heinz Co.	68,084
656	Kroger Co.	15,298
1,260	Mondelez International, Inc. - Cl. A	54,419
446	Sysco Corp.	22,447
		184,956
	FOREST PRODUCTS & PAPER - 0.3%
424	International Paper Co.	24,003

	GAS - 0.1%
107	Sempra Energy	12,064

	HEALTHCARE-PRODUCTS - 2.6%
967	Abbott Laboratories	47,006
772	Medtronic PLC	68,515
214	Thermo Fisher Scientific, Inc.	37,337
489	UnitedHealth Group, Inc.	90,670
		243,528
	HOUSEHOLD PRODUCTS/WARES - 0.4%
274	Kimberly-Clark Corp.	35,376

	INSURANCE - 3.1%
458	American International Group, Inc.	28,634
959	Berkshire Hathaway, Inc. *	162,426
206	Chubb Ltd.	29,948
262	Marsh & McLennan Cos, Inc.	20,425
470	MetLife, Inc.	25,822
219	Prudential Financial, Inc.	23,683
		290,938

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	INTERNET - 7.5%
133	Alphabet, Inc. - Cl. A *	$ 123,647
151	Alphabet, Inc. - Cl. C *+	137,218
190	Amazon.com, Inc. *+	183,920
1,016	Facebook, Inc. - Cl. A *+	153,396
223	Netflix, Inc. *	33,318
32	Priceline Group, Inc. *	59,857
		691,356
	IRON/STEEL - 0.2%
312	Nucor Corp.	18,055

	LODGING - 0.2%
222	Marriott International, Inc.	22,269

	MACHINERY-CONSTRUCTION & MINING - 0.7%
605	Caterpillar, Inc.	65,013

	MEDIA - 4.0%
176	Charter Communications, Inc. *	59,286
3,127	Comcast Corp.	121,703
535	Time Warner, Inc.	53,719
640	Twenty-First Century Fox, Inc.	18,138
1,099	Walt Disney Co.	116,769
		369,615
	MINING - 0.4%
1,381	Freeport-McMoRan, Inc. *	16,586
527	Newmont Mining Corp.	17,069
		33,655
	MISCELLANEOUS MANUFACTURING - 3.7%
615	3M Co.	128,037
460	Eaton Corp PLC	35,802
4,939	General Electric Co. +	133,402
297	Illinois Tool Works, Inc.	42,545
		339,786
	OIL & GAS - 4.6%
290	Anadarko Petroleum Corp.	13,149
204	Apache Corp.	9,778
1,080	Chevron Corp.	112,676
62	Concho Resources, Inc. *	7,535
706	ConocoPhillips	31,036
277	Devon Energy Corp.	8,856
302	EOG Resources, Inc.	27,337
1,512	Exxon Mobil Corp. +	122,064
163	Hess Corp.	7,151
273	Marathon Petroleum Corp.	14,286
399	Occidental Petroleum Corp.	23,888
239	Phillips 66	19,763
96	Pioneer Natural Resources Co.	15,320
251	Valero Energy Corp.	16,932
		429,771
	OIL & GAS SERVICES - 0.9%
201	Baker Hughes, Inc.	10,956
459	Halliburton Co.	19,604
726	Schlumberger Ltd.	47,800
276	TechnipFMC PLC *	7,507
		85,867
	PACKAGING & CONTAINERS - 0.2%
341	Ball Corp.	14,394

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	PHARMACEUTICALS - 6.4%
778	AbbVie, Inc.	$ 56,413
184	Allergan PLC	44,729
915	Bristol-Myers Squibb Co.	50,984
506	Eli Lilly & Co.	41,644
476	Express Scripts Holding Co. *	30,388
1,073	Johnson & Johnson +	141,947
163	McKesson Corp.	26,820
1,425	Merck & Co., Inc.	91,328
3,294	Pfizer, Inc.	110,645
		594,898
	PIPELINES - 0.4%
1,131	Kinder Morgan, Inc.	21,670
406	Williams Cos, Inc.	12,294
		33,964
	RETAIL - 6.8%
297	Costco Wholesale Corp.	47,499
854	CVS Health Corp.	68,713
763	Home Depot, Inc.	117,044
595	Lowe's Cos, Inc.	46,130
547	McDonald's Corp.	83,778
983	Starbucks Corp.	57,319
383	Target Corp.	20,027
414	TJX Cos, Inc.	29,878
1,286	Wal-Mart Stores, Inc.	97,324
789	Walgreens Boots Alliance, Inc.	61,787
		629,499
	SEMICONDUCTORS - 3.7%
647	Applied Materials, Inc.	26,728
200	Broadcom Limited	46,610
2,987	Intel Corp.	100,781
316	NVIDIA Corp.	45,681
232	NXP Semiconductor NV *	25,392
929	QUALCOMM, Inc.	51,299
544	Texas Instruments, Inc.	41,850
		338,341
	SOFTWARE - 3.3%
261	Adobe Systems, Inc. *	36,916
1,987	Microsoft Corp. +	136,964
1,987	Oracle Corp.	99,628
385	salesforce.com, Inc. *	33,341
		306,849
	TELECOMMUNICATIONS - 2.5%
1,821	AT&T, Inc.	68,706
144	CenturyLink, Inc.	3,439
3,167	Cisco Systems, Inc.	99,127
80	Level 3 Communications, Inc. *	4,744
87	T-Mobile US, Inc. *	5,274
1,209	Verizon Communications, Inc.	53,994
		235,284
	TRANSPORTATION - 3.3%
885	CSX Corp.	48,286
238	FedEx Corp.	51,724
317	Norfolk Southern Corp.	38,579
789	Union Pacific Corp.	85,930
717	United Parcel Service, Inc. - Cl. B	79,293
		303,812

	TOTAL COMMON STOCK (Cost $7,794,325)	9,078,389

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS - 0.6%
215	American Tower Corp.	$ 28,449
141	Simon Property Group, Inc.	22,808
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $46,596)	51,257

	MUTUAL FUND - 0.3%
	CLOSED END FUND - 0.3%
558	Altaba, Inc. *
	TOTAL MUTUAL FUND (Cost $21,748)	30,400

	SHORT TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
216,608	STIT Treasury Portfolio, Institutional Class, to yield 0.85% ** (Cost $216,608)	216,608

	TOTAL INVESTMENTS - 101.1% (Cost $8,079,277) (a)	$ 9,376,654
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1) %	(100,991)
	NET ASSETS - 100.0%	$ 9,275,663

ETF- Exchange Traded Fund
* Non-income producting security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
+ All or a portion of the security is segregated as collateral for swap contracts at June 30, 2017. Total collateral had a value of $1,036,244 at
June 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,092,244 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,391,201
	Unrealized depreciation	(106,791)
	Net unrealized appreciation	$ 1,284,410

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2017 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Societe Generale	Index Swap ~	0.60%	Index Return	7/7/2017	$ 9,011,778	$ (75,712)
Societe Generale	Index Swap ~	0.60%	Index Return	7/7/2017	$ 281,581	$ (1,108)
Societe Generale	Basket Swap ^	1-Month LIBOR + 0.60%	Basket Return	7/7/2017	892,300	(28,103)
Societe Generale	Basket Swap #	1-Month LIBOR + 0.60%	Basket Return	7/7/2017	23,078	(478)
		Net Unrealized Loss from Open Swap Contracts				$ (105,401)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the Dow Jones Industrial Average Total Return Index, the S&P Total Return Index and the Nasdaq 100 Total Return Index.
^ The following table represents the individual equity exposure comprising the Societe Generale Equity Basket Swap as on June 30, 2017.

Societe Generale Equity Basket Swap

Shares	Description				Market Value	Net Unrealized Gain (Loss)
40	Alphabet, Inc. - Cl. A				$ 37,187	$ (2,345)
40	Alphabet, Inc. - Cl. C				36,349	(2,329)
75	Amazon.com, Inc.				72,600	(2,096)
1,750	Apple, Inc.				269,887	(16,273)
750	Exxon Mobil Corp.				269,887	23
350	Facebook, Inc.				52,843	(193)
4,210	General Electric Co.				113,712	(2,989)
375	Johnson & Johnson Action				49,609	1,316
2,750	Microsoft Corp.				189,558	(3,217)
				Net Unrealized Loss		(28,103)

# The following table represents the individual equity exposure comprising the Societe Generale Equity Basket Swap as on June 30, 2017.

Societe Generale Equity Basket Swap

Shares	Description				Market Value	Net Unrealized Gain (Loss)
105	Exxon Mobil Corp.				$ 8,477	$ (231)
12	Facebook, Inc.				269,887	31
140	General Electric Co.				3,781	(261)
42	Johnson & Johnson Action				5,556	20
43	Microsoft Corp.				2,964	(37)
				Net Unrealized Loss		(478)

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Fair Value
	COMMON STOCKS - 97.5%
	AEROSPACE/DEFENSE - 1.1%
249	Boeing Co.	$ 49,240
118	Lockheed Martin Corp.	31,758
363	United Technologies Corp.	44,326
		125,324
	AGRICULTURE - 0.5%
364	Altria Group, Inc.	27,107
291	Philip Morris International, Inc.	34,178
		61,285
	AUTO PARTS & EQUIPMENT- 1.0%
1,808	Mobileye NV *	113,542

	BANKS - 1.0%
974	Bank of America Corp.	23,629
259	Citigroup, Inc.	17,322
37	Goldman Sachs Group, Inc.	8,210
343	JPMorgan Chase & Co.	31,350
150	US Bancorp.	7,788
434	Wells Fargo & Co.	24,048
		112,347
	BEVERAGES - 0.6%
728	Coca-Cola Co.	32,651
267	Pepsi Co.	30,836
		63,487
	BIOTECHNOLOGY - 0.5%
62	Amgen, Inc.	10,678
78	Celgene Corp.*	10,130
208	Illumina, Inc. *	36,092
		56,900
	CHEMICALS - 1.3%
85	Air Products & Chemicals, Inc.	12,160
542	Dow Chemical Co.	34,184
345	El du Pont De Nemours & Co.	27,845
129	LyondellBasell Industries NV	10,886
194	Monsanto Co.	22,962
109	PPG Industries, Inc.	11,986
109	Praxair, Inc.	14,448
35	Sherwin-Williams Co.	12,284
		146,755
	COMMERCIAL SERVICES - 7.4%
1,809	Automatic Data Processing, Inc.	185,350
1,068	CDK Global, Inc.	66,280
111	Ecolab, Inc.	14,735
611	Gartner, Inc. *	75,465
5,356	PayPal Holdings, Inc. *+	287,457
1,479	Total System Services, Inc.	86,152
1,254	Verisk Analytics, Inc. *	105,800
		821,239
	COMPUTERS - 12.3%
2,325	Accenture PLC +	287,556
1,184	Amdocs Ltd.	76,321
1,852	Apple, Inc. +	266,725
1,211	Check Point Software Technologies Ltd. *	132,096
4,331	Cognizant Technology Solutions Corp. - Cl. A +	287,578
1,025	DXC Technology Co.	78,638
741	HP, Inc.	12,953
1,520	International Business Machines Corp. +	233,822
		1,375,689
	COSMETICS/PERSONAL CARE - 0.4%
480	Procter & Gamble Co.	41,832

	DIVERSIFIED FINANANCIAL SERVICES - 4.9%
2,194	MasterCard, Inc. - Cl. A +	266,461
2,964	Visa, Inc. - Cl. A +	277,964
		544,425

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	ELECTRONICS - 1.0%
616	Agilent Technologies, Inc.	$ 36,535
344	Honeywell International, Inc.	45,852
151	Waters Corp. *	27,760
		110,147
	FOOD - 0.2%
173	Kraft Heinz Co.	14,816
279	Mondelez International, Inc. - Cl. A	12,050
		26,866
	FOREST PRODUCTS & PAPER - 0.1%
166	International Paper Co.	9,397

	HEALTHCARE-PRODUCTS - 9.5%
1,120	Baxter International, Inc.	67,805
434	Becton Dickinson and Co.	84,678
2,261	Boston Scientific Corp. *	62,675
131	CR Bard, Inc.	41,410
1,251	Danaher Corp.	105,572
459	DENTSPLY International, Inc.	29,762
425	Edwards Lifesciences Corp. *	50,252
152	IDEXX Laboratories, Inc. *	24,536
65	Intuitive Surgical, Inc. *	60,799
2,802	Medtronic PLC	248,677
657	Stryker Corp.	91,178
807	Thermo Fisher Scientific, Inc.	140,797
416	Zimmer Biomet Holdings, Inc.	53,414
		1,061,555
	HEALTHCARE-SERVICES - 7.0%
727	Aetna, Inc.	110,380
546	Anthem, Inc.	102,719
344	Centene Corp. *	27,479
530	Cigna Corp.	88,717
619	HCA Holdings, Inc. *	53,977
266	Humana, Inc.	64,005
190	Laboratory Corp of America Holdings *	29,287
1,614	UnitedHealth Group, Inc. +	299,268
		775,832
	INSURANCE - 0.3%
183	Berkshire Hathaway, Inc. *	30,995

	INTERNET - 14.5%
204	Alphabet, Inc. - Cl. A *+	189,655
221	Alphabet, Inc. - Cl. C *+	200,829
39	Amazon.com, Inc. *	37,752
8,391	eBay, Inc. *+	293,014
1,839	Facebook, Inc. - Cl. A *+	277,652
298	MercadoLibre, Inc.	74,762
1,432	Netflix, Inc. * +	213,955
751	Palo Alto Networks, Inc. *	100,491
4,348	Symantec Corp.	122,831
5,614	Twitter, Inc. *	100,322
		1,611,263
	IRON/STEEL - 0.1%
122	Nucor Corp.	7,060

	MACHINERY- CONSTRUCTION & MACHINERY - 0.3%
265	Caterpillar, Inc.	28,477

	MEDIA - 0.3%
430	Comcast Corp.	16,736
151	Walt Disney Co.	16,043
		32,779
	MISCELLANEOUS MANUFACTURING - 1.4%
267	3M Co.	55,587
3,909	General Electric Co.	105,582
		161,169

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	OIL & GAS - 1.3%
99	Anadarko Petroleum Corp.	$ 4,489
373	Chevron Corp.	38,915
235	ConocoPhillips	10,331
101	EOG Resources, Inc.	9,143
818	Exxon Mobil Corp.	66,037
137	Occidental Petroleum Corp.	8,202
82	Phillips 66	6,781
		143,898
	OIL & GAS SERVICES - 0.2%
152	Halliburton Co.	6,492
245	Schlumberger Ltd.	16,131
		22,623
	PHARMACEUTICALS - 0.7%
281	Johnson & Johnson	37,173
260	Merck & Co., Inc.	16,663
596	Pfizer, Inc.	20,020
		73,856
	PIPELINES - 0.1%
379	Kinder Morgan, Inc.	7,262

	RETAIL - 0.6%
185	CVS Health Corp.	14,885
106	Home Depot, Inc.	16,260
170	Walgreens Boots Alliance, Inc.	13,313
281	Wal-Mart Stores, Inc.	21,266
		65,724
	SEMICONDUCTORS - 2.2%
490	Applied Materials, Inc.	20,242
146	Broadcom Limited	34,025
2,154	Intel Corp.	72,676
235	NVIDIA Corp.	33,972
163	NXP Semiconductor NV *	17,840
670	QUALCOMM, Inc.	36,997
395	Texas Instruments, Inc.	30,387
		246,139
	SOFTWARE - 23.7%
4,742	Activision Blizzard, Inc. +	272,997
1,768	Adobe Systems, Inc. *+	250,066
1,201	Akamai Technologies, Inc. *	59,822
1,550	Autodesk, Inc. *	156,271
2,530	CA, Inc.	87,209
601	Cerner Corp. *	39,948
1,247	Citrix Systems, Inc. *	99,236
2,190	Electronic Arts, Inc.*	231,527
1,801	Intuit, Inc.	239,191
14	j2 Global, Inc.	1,191
3,972	Microsoft Corp. +	273,790
5,609	Oracle Corp. +	281,235
1,329	Red Hat, Inc. *	127,252
2,564	salesforce.com, Inc. *+	222,042
1,343	ServiceNow, Inc. *	142,358
1,095	Synopsys, Inc. *	79,858
858	Workday, Inc. *	83,226
		2,647,219

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	TELECOMMUNICATIONS - 2.4%
2,621	AT&T, Inc.	$ 98,890
193	CenturyLink, Inc.	4,609
2,277	Cisco Systems, Inc.	71,270
108	Level 3 Communications, Inc. *	6,404
299	Sprint Corp. *	2,455
117	T-Mobile US, Inc. *	7,093
31	Telephone & Data Systems, Inc.	860
21	United States Cellular Corp.*	805
1,737	Verizon Communications, Inc.	77,574
73	Zayo Group Holdings, Inc. *	2,256
		272,216
	TRANSPORTATION - 0.6%
344	Union Pacific Corp.	37,465
309	United Parcel Service, Inc. - Cl. B	34,172
		71,637

	TOTAL COMMON STOCK (Cost $8,879,998)	10,868,939

	MUTUAL FUND - 1.9%
	CLOSED END FUND - 1.9%
3,888	Altaba, Inc. +
	TOTAL MUTUAL FUND (Cost $130,862)	211,818

	SHORT TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
303,761	STIT Treasury Portfolio, Institutional Class, to yield 0.85% ** (Cost $303,761)	303,761

	TOTAL INVESTMENTS - 102.1% (Cost $9,314,621) (a)	$ 11,384,518
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1) %	(240,260)
	NET ASSETS - 100.0%	$ 11,144,258

* Non-income producting security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
+ All or a portion of the security is segregated as collateral for swap contracts at June 30, 2017. Total collateral had a value of $1,760,148 at June 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,531,701 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,883,168
	Unrealized depreciation	(30,351)
	Net unrealized appreciation	$ 1,852,817

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2017 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Societe Generale	Index Swap ~	0.60%	Index Return	7/7/2017	$ 11,024,505	$ (166,723)
Societe Generale	Index Swap ~	0.60%	Index Return	7/7/2017	$ 295,923	$ (2,335)
Societe Generale	Basket Swap ^	1-Month LIBOR + 0.60%	Basket Return	7/7/2017	5,919,445	(68,322)
Societe Generale	Basket Swap #	1-Month LIBOR + 0.60%	Basket Return	7/7/2017	132,458	(2,153)
	Net Unrealized Loss from Open Swap Contracts					$ (239,533)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P Total Return Index and the Nasdaq 100 Total Return Index.
^ The following table represents the individual equity exposure comprising the Societe Generale Equity Basket Swap as on June 30, 2017.

Societe Generale Equity Basket Swap

Shares	Description				Market Value	Net Unrealized Gain (Loss)
2,735	Accenture PLC				$ 338,265	$ (4,403)
534	Activision Blizzard, Inc.				30,742	(1,063)
1,737	Adobe Systems, Inc.				245,681	104
550	Alaphabet, Inc. - Cl. A				511,324	(32,236)
550	Alaphabet, Inc. - Cl. C				499,802	(32,021)
559	Apple, Inc.				80,507	(5,121)
1,872	Automatic Systems, Inc.				191,805	(1,666)
508	Cognizant Technology Solutions Corp.				33,731	(503)
3,076	Facebook, Inc.				464,414	(1,692)
3,543	International Business Machines Corp.				545,020	4,110
3,864	Mastercard, Inc.				469,283	(7,535)
7,088	Microsoft Corp.				488,576	(8,293)
1,665	Netflix, Inc.				248,768	(22,610)
11,411	Oracle Corp.				572,148	50,216
3,971	PayPal Holdings, Inc.				213,124	2,026
2,528	salesforce.com, Inc.				218,925	(8,721)
186	UnitedHealth Group, Inc.				34,488	1,086
				Net Unrealized Loss		(68,322)

# The following table represents the individual equity exposure comprising the Societe Generale Equity Basket Swap as on June 30, 2017.

Societe Generale Equity Basket Swap

Shares	Description				Market Value	Net Unrealized Gain (Loss)
28	Alaphabet, Inc. - Cl. A				26,031	(564)
27	Alaphabet, Inc. - Cl. C				24,536	(1,768)
181	Cognizant Technology Solutions Corp.				12,018	16
186	Facebook, Inc.				28,082	256
225	Mastercard, Inc.				27,326	(358)
67	UnitedHealth Group, Inc.				12,423	265
				Net Unrealized Loss		(2,153)

See accompanying notes to financial statements.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

See accompanying notes to financial statements.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 in valuing the Funds' investments measured at fair value:

Leland Currency Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Short-Term Investment	$ 13,186,054	$ -	$ -	$ 13,186,054
Total	$ 13,186,054	$ -	$ -	$ 13,186,054
Derivatives
Forward Foreign Currency Exchange Contracts **	$ -	$ 1,268,493	$ -	$ 1,268,493

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Currency Exchange Contracts **	$ -	$ 976,199	$ -	$ 976,199

Leland Real Asset Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 9,472,316	$ -	$ -	$ 9,472,316
Exchange Traded Funds	3,352,503	-	-	3,352,503
Real Estate Investment Trusts	34,297,994	-	-	34,297,994
Short-Term Investment	1,869,731	-	-	1,869,731
Total	$ 48,992,544	$ -	$ -	$ 48,992,544

Leland Thomson Reuters Private Equity Index Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 9,078,389	$ -	$ -	$ 9,078,389
Real Estate Investment Trusts	51,257	-	-	51,257
Mutual Fund	30,400	-	-	30,400
Short-Term Investment	216,608	-	-	216,608
Total	$ 9,376,654	$ -	$ -	$ 9,376,654

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts ***	$ -	$ 105,401	$ -	$ 105,401

See accompanying notes to financial statements.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Leland Thomson Reuters Venture Capital Index Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 10,868,939	$ -	$ -	$ 10,868,939
Mutual Fund	211,818	-	-	211,818
Short-Term Investment	303,761	-	-	303,761
Total	$ 11,384,518	$ -	$ -	$ 11,384,518

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts ***	$ -	$ 239,533	$ -	$ 239,533

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.
** Amount shown represents unrealized gain (loss) at period end.
*** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, the Funds generally enter into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2017, the amount of unrealized gain on forward foreign currency exchange contracts subject to currency price risk amounted to $292,294 for the Leland Tactical Currency Strategy Fund.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Underlying Investment in Other Investment Companies - The Leland Currency Strategy Fund currency seeks to achieve its investment objective by investing a portion of its assets in STIT Treasury Portfolio, Institutional Class (the "Security"). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security N-CSR’s available at “www.sec.gov” or on the Security’s websites. As of June 30, 2017, the percentage of the Leland Currency Strategy Fund's net assets invested in STIT Treasury Portfolio, Institutional Class was 73.8%.

See accompanying notes to financial statements.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of June 30, 2017 the Leland Thomson Reuters Private Equity Index Fund and Leland Thomson Reuters Venture Capital Index Fund had net unrealized losses from open swap contracts in the amount of $105,401 and $239,533 respectively.

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/15/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/15/2017